CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 325,931	$ 187,497
Short-term investments	99,195	65,744
Trade receivables (net of allowance for doubtful accounts of $ 5,315 and $ 4,900 at December 31, 2015 and 2014, respectively)	177,323	155,628
Prepaid expenses and other current assets	43,561	40,257
Current assets of discontinued operations	9,142	36,351
Total current assets	655,152	485,477
LONG-TERM ASSETS:
Long-term investments	403,249	246,721
Other long-term assets	17,175	18,921
Property and equipment, net	39,213	40,170
Deferred tax assets	14,130	18,853
Other intangible assets, net	69,582	109,799
Goodwill	$ 651,112	659,657
Long-term assets of discontinued operations		53,354
Total long-term assets	$ 1,194,461	1,147,475
Total assets	1,849,613	1,632,952
CURRENT LIABILITIES:
Trade payables	11,719	9,088
Deferred revenues and advances from customers	151,345	122,528
Accrued expenses and other liabilities	223,255	192,414
Current liabilities of discontinued operations	12,744	54,357
Total current liabilities	399,063	378,387
LONG-TERM LIABILITIES:
Accrued severance pay	17,952	18,830
Deferred tax liabilities	15,040	14,176
Long-term liabilities of discontinued operations	2,409	8,103
Total long-term liabilities	35,401	$ 41,109
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital-Ordinary shares of NIS 1 par value: Authorized: 125,000,000 shares at December 31, 2015 and 2014; Issued: 71,158,401 and 69,749,722 shares at December 31, 2015 and 2014, respectively; Outstanding: 59,526,506 and 59,252,342 shares at December 31, 2015 and 2014, respectively	17,977	$ 17,615
Additional paid-in capital	1,234,206	1,171,424
Treasury shares at cost - 11,633,783 and 10,499,268 Ordinary shares at December 31, 2015 and 2014, respectively	(445,021)	(376,637)
Accumulated other comprehensive loss	(24,205)	(10,546)
Retained earnings	632,192	411,600
Total shareholders' equity	1,415,149	1,213,456
Total liabilities and shareholders' equity	$ 1,849,613	$ 1,632,952